Business Acquisitions and Disposal - Schedule of Purchase Price for the Acquisition (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Purchase Price for the Acquisition [Abstract]
Net liabilities acquired	$ (2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	6,779
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (18,275 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$ 6,779